Segment Information (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Segment Information
Schedule of the Group's revenues

Revenues	Advertising & Marketing	Value-added services	Total

	(In thousands)
Six months ended June 30, 2020 (Unaudited)	$616,006	$94,776	$710,782

Six months ended June 30, 2021	$892,349	$141,013	$1,033,362

Revenues	Advertising & Marketing	Value-added services	Total

	(In thousands)
Nine months ended September 30, 2020	$1,032,678	$143,843	$1,176,521

Nine months ended September 30, 2021	$1,429,969	$210,827	$1,640,796